7. RELATED PARTIES	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
7. RELATED PARTIES

Note 7. Related Parties

Name of related parties	Relationship with the Company
Mr. Wenyi Yu	Chief Executive Officer, and Chairman of the Board of the Company
Ms. Keren Zhao	Stockholder, Director of the Board of the Company
Scott Marchant	Secretary of board of directors

The Company received contribution from officer and Directors to fund for the Company’s operations. During the years ended December 31, 2015 and 2014, the amount funded were $169,013 and $308,785, respectively. The contributions were recorded under additional paid in capital and summarized as below.

	December 31, 2015 ($)	December 31, 2014 ($)
Cash contributed by Mr. Wenyi Yu	117,695	56,106
Cash contributed by Ms. Keren Zhao	—	98,000
Unpaid salary forgiven by Mr. Wenyi Yu	20,000	8,564
Unpaid salary forgiven by Ms. Keren Zhao	8,000	12,000
Expenses paid out of pocket by Mr. Wenyi Yu	23,318	134,115
Total	169,013	308,785

For the years ended December 31, 2015 and 2014, the Company received cash contribution $117,695 and $56,106 from Mr. Wenyi Yu, respectively.

Accrued salary to related parties amounted to $73,838 and $0 as of December 31, 2015 and 2014, respectively. The accrued salaries as of December 31, 2015 includes salary payable of $48,588 to Wenyi Yu, $9,250 to Scott Marchant and $16,000 to Keren Zhao, respectively.

Related party receivable amounted to $5,000 and $0 as of December 31, 2015 and 2014, respectively. The related party receivable is advances to Wenyi Yu for business operation expenses purpose.